COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Oct. 31, 2017
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees			$ 6,400
Principal Amount of Claim			739	$ 6,300
Aggregate amount of guarantees			108,900
Restricted cash collateral			25,696
Subsidiary [Member]
Guarantor Obligations [Line Items]
Arbitration award amount	$ 400
Reduction of costs in cost of revenues	$ 3,260
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees			$ 106,373
Aggregate amount		$ 154,000